Non-life and Life and Health Reserves - Claims development (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 4,558,604
Net paid losses and loss expenses	3,237,831
Net reserves for Accident Years and exposures included in the triangles	1,320,773
All outstanding liabilities before Accident Year 2012, net of reinsurance	105,071
Net liability at end of year	1,425,844
Total of IBNR plus expected development on reported claims	$ 669,526
Year One	18.00%
Year Two	49.00%
Year Three	16.00%
Year Four	6.00%
Year Five	3.00%
Year Six	1.00%
Year Seven	1.00%
Property | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 538,271	$ 550,104	$ 550,347	$ 565,743	$ 582,063	$ 660,159	$ 660,871
Net paid losses and loss expenses	507,376	504,333	495,215	483,969	449,848	356,469	99,815
Total of IBNR plus expected development on reported claims	5,530
Property | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	514,596	524,968	529,249	544,485	576,448	679,013
Net paid losses and loss expenses	493,538	490,469	472,185	437,800	337,052	88,603
Total of IBNR plus expected development on reported claims	1,160
Property | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	444,283	447,732	450,264	471,603	515,968
Net paid losses and loss expenses	423,758	414,068	387,815	323,623	93,134
Total of IBNR plus expected development on reported claims	2,067
Property | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	515,396	523,012	548,168	590,211
Net paid losses and loss expenses	471,242	442,735	354,313	95,282
Total of IBNR plus expected development on reported claims	7,738
Property | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	632,146	678,612	721,172
Net paid losses and loss expenses	536,791	455,747	134,960
Total of IBNR plus expected development on reported claims	14,941
Property | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,063,309	1,027,772
Net paid losses and loss expenses	728,508	223,180
Total of IBNR plus expected development on reported claims	92,550
Property | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	850,603
Net paid losses and loss expenses	76,618
Total of IBNR plus expected development on reported claims	545,540
Casualty
Claims Development [Line Items]
Net incurred losses and loss expenses	5,535,685
Net paid losses and loss expenses	2,304,940
Net reserves for Accident Years and exposures included in the triangles	3,230,745
All outstanding liabilities before Accident Year 2012, net of reinsurance	1,436,281
Net liability at end of year	4,667,026
Total of IBNR plus expected development on reported claims	$ 2,188,945
Year One	7.00%
Year Two	15.00%
Year Three	13.00%
Year Four	12.00%
Year Five	10.00%
Year Six	9.00%
Year Seven	5.00%
Casualty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 594,889	599,405	591,092	608,535	648,784	676,404	690,205
Net paid losses and loss expenses	423,467	392,529	334,143	278,087	205,164	135,448	51,528
Total of IBNR plus expected development on reported claims	79,586
Casualty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	721,474	725,012	729,478	747,464	796,471	799,716
Net paid losses and loss expenses	479,692	418,193	347,899	266,362	158,653	50,403
Total of IBNR plus expected development on reported claims	136,016
Casualty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	876,455	860,154	854,935	874,854	899,068
Net paid losses and loss expenses	499,040	411,596	311,431	207,906	70,987
Total of IBNR plus expected development on reported claims	194,954
Casualty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	856,355	814,108	838,361	897,153
Net paid losses and loss expenses	397,022	299,015	186,585	66,675
Total of IBNR plus expected development on reported claims	262,967
Casualty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	819,511	798,784	847,086
Net paid losses and loss expenses	265,586	165,828	36,622
Total of IBNR plus expected development on reported claims	315,251
Casualty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	727,301	758,715
Net paid losses and loss expenses	178,201	60,845
Total of IBNR plus expected development on reported claims	399,584
Casualty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	939,700
Net paid losses and loss expenses	61,932
Total of IBNR plus expected development on reported claims	800,587
Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	8,032,667
Net paid losses and loss expenses	5,658,075
Net reserves for Accident Years and exposures included in the triangles	2,374,592
All outstanding liabilities before Accident Year 2012, net of reinsurance	95,148
Net liability at end of year	2,469,740
Total of IBNR plus expected development on reported claims	$ 1,529,581
Year One	11.00%
Year Two	50.00%
Year Three	15.00%
Year Four	7.00%
Year Five	4.00%
Year Six	2.00%
Year Seven	2.00%
Specialty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,030,332	1,037,358	1,013,805	1,013,048	1,062,171	1,111,986	1,286,134
Net paid losses and loss expenses	916,193	900,714	877,381	841,265	781,439	560,593	131,719
Total of IBNR plus expected development on reported claims	26,988
Specialty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	1,171,046	1,184,607	1,209,201	1,229,233	1,324,449	1,392,635
Net paid losses and loss expenses	1,095,081	1,066,590	1,025,071	939,947	797,203	103,282
Total of IBNR plus expected development on reported claims	25,345
Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,160,990	1,161,579	1,196,380	1,266,038	1,414,611
Net paid losses and loss expenses	1,042,058	997,867	915,695	780,259	139,945
Total of IBNR plus expected development on reported claims	39,663
Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,131,221	1,150,497	1,206,678	1,395,399
Net paid losses and loss expenses	967,961	873,992	676,121	140,120
Total of IBNR plus expected development on reported claims	63,457
Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,163,173	1,196,246	1,339,528
Net paid losses and loss expenses	919,675	745,098	153,100
Total of IBNR plus expected development on reported claims	132,546
Specialty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,143,553	1,185,023
Net paid losses and loss expenses	596,420	102,301
Total of IBNR plus expected development on reported claims	337,297
Specialty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	1,232,352
Net paid losses and loss expenses	120,687
Total of IBNR plus expected development on reported claims	904,285
Non Life
Claims Development [Line Items]
Net incurred losses and loss expenses	18,126,956
Net paid losses and loss expenses	11,200,846
Net reserves for Accident Years and exposures included in the triangles	6,926,110
All outstanding liabilities before Accident Year 2012, net of reinsurance	1,636,500
Net liability at end of year	8,562,610
Total of IBNR plus expected development on reported claims	$ 4,388,052
Year One	12.00%
Year Two	39.00%
Year Three	15.00%
Year Four	8.00%
Year Five	5.00%
Year Six	4.00%
Year Seven	2.00%
Non Life | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,163,492	2,186,867	2,155,244	2,187,326	2,293,018	2,448,549	2,637,210
Net paid losses and loss expenses	1,847,036	1,797,576	1,706,739	1,603,321	1,436,451	1,052,510	$ 283,062
Total of IBNR plus expected development on reported claims	112,104
Non Life | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	2,407,116	2,434,587	2,467,928	2,521,182	2,697,368	2,871,364
Net paid losses and loss expenses	2,068,311	1,975,252	1,845,155	1,644,109	1,292,908	$ 242,288
Total of IBNR plus expected development on reported claims	162,521
Non Life | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	2,481,728	2,469,465	2,501,579	2,612,495	2,829,647
Net paid losses and loss expenses	1,964,856	1,823,531	1,614,941	1,311,788	$ 304,066
Total of IBNR plus expected development on reported claims	236,684
Non Life | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,502,972	2,487,617	2,593,207	2,882,763
Net paid losses and loss expenses	1,836,225	1,615,742	1,217,019	$ 302,077
Total of IBNR plus expected development on reported claims	334,162
Non Life | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,614,830	2,673,642	2,907,786
Net paid losses and loss expenses	1,722,052	1,366,673	$ 324,682
Total of IBNR plus expected development on reported claims	462,738
Non Life | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	2,934,163	2,971,510
Net paid losses and loss expenses	1,503,129	$ 386,326
Total of IBNR plus expected development on reported claims	829,431
Non Life | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	3,022,655
Net paid losses and loss expenses	259,237
Total of IBNR plus expected development on reported claims	$ 2,250,412